Material Events in the Reporting Period	6 Months Ended
Jun. 30, 2022
Material Events In Reporting Period Abstract
MATERIAL EVENTS IN THE REPORTING PERIOD

NOTE 3  -  MATERIAL EVENTS IN THE REPORTING PERIOD

A.	On January 5, 2022, the Company announced the establishment of Foresight Changzhou, a wholly owned subsidiary, in Jiangsu Province, China. The Chinese subsidiary was established in cooperation with the China-Israel Changzhou Innovation Park (“CIP”), a bi-national governmental initiative that provides a unique platform for Israeli industrial companies seeking to enter the Chinese market. With the support of CIP’s facilities and its dedicated staff, Foresight Changzhou will receive a package of incentives and grants from the Jiangsu Province’s government to aid in overcoming barriers and achieving success in China. foresight Changzhou will hire local engineers and high-quality staff, who will be based in CIP.

B.	On January 30, 2022, at the Company’s extraordinary shareholders meeting, the Company’s shareholders approved the extension of the research and development services agreement with Magna B.S.P. Ltd. (“Magna”). Subject to the conditions prescribed in the agreement, Magna will continue to provide the Company with research and development services for a 12-month period with an option to extend the agreement for two additional periods. Pursuant to the agreement, the monthly payment to Magna for the research and development services will not exceed NIS 235 (approximately $67).

C.	On April 4, 2022, Rail Vision Ltd. (“Rail Vision”), an entity in which the Company owns a minority stake, was listed on the Nasdaq Capital Market in conjunction with its initial public offering. The Company measures its investment in Rail Vision in fair value through profit or loss. During the six-months ended June 30, 2022 the Company recognized financial expenses from revaluation its investment in Rail Vision in the amount of $2,788.

D.	On January 11, 2022, the Company issued 125,000 Ordinary Shares to a service provider. During the six months ended June 30, 2022, the Company recorded in its statement of comprehensive loss a total expense of $43 in respect of such grant.

E.	On March 31, 2022, the Company issued options to purchase 1,300,000 Ordinary Shares to its employees at an exercise price ranging between NIS 1.95 ($0.56) to NIS 2.29 ($0.65) (an average of approximately $0.64 per share at the grant date). The options shall vest over a period of three years until fully vested. During the six months ended June 30, 2022, the Company recorded in its statement of comprehensive loss a total expense of $18 in respect of those grants.

F.	On May 24, 2022, the Company issued options to purchase 275,000 Ordinary Shares to its employees at an exercise price of NIS 1 ($0.29). The options shall vest over a period of three years until fully vested. During the six months ended June 30, 2022, the Company recorded in its statement of comprehensive loss a total expense of $2 in respect of those grants.

G.	On May 24, 2022, the Company’s Board of Directors approved a decrease in the exercise price of certain options previously granted to certain employees of the Company from NIS 2.29 ($0.65) to NIS 1 ($0.29), (“Repricing”). The Repricing amounted to $91 which will vest over the reminding vesting period of each option. During the six months ended June 30, 2022, the Company recorded in its statement of comprehensive loss a total expense of $24 in respect of the repricing.